Income tax incurred and deferred: Net movements of the deferred tax asset and liability (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax:
Beginning Balances	$ 2,897,858	$ 2,972,522
Conversion revaluation effect	304,414	(133,454)
Increase (decrease) in deferred tax liability (asset)	650,541	58,790
Ending Balances	3,852,813	2,897,858
Deferred income tax recognized		710,991
Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(74,425)	13,218
Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(87,398)	34,441
Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	812,364	11,131
Impairment provision of loan portfolio
Income tax:
Beginning Balances	(68,653)	(60,775)
Increase (decrease) in deferred tax liability (asset)	646	(7,878)
Ending Balances	(68,007)	(68,653)
Impairment provision of loan portfolio | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	1,409	(282)
Impairment provision of loan portfolio | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(763)	(7,596)
Concession Assets
Income tax:
Beginning Balances	2,975,531	2,981,724
Increase (decrease) in deferred tax liability (asset)	40,585	(6,193)
Ending Balances	3,016,116	2,975,531
Concession Assets | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(69,852)	(66,631)
Concession Assets | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	41,285	35,947
Concession Assets | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	69,152	24,491
Foreign Currency Conversion
Income tax:
Beginning Balances	(264,257)	(83,249)
Conversion revaluation effect	294,222	(176,132)
Increase (decrease) in deferred tax liability (asset)	(427)	(4,876)
Ending Balances	29,538	(264,257)
Foreign Currency Conversion | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	1,594	(3,370)
Foreign Currency Conversion | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(2,021)	(1,506)
Investment in Subsidiaries
Income tax:
Increase (decrease) in deferred tax liability (asset)	710,991
Ending Balances	710,991
Investment in Subsidiaries | Aerostar
Income tax:
Deferred income tax recognized	355,557
Investment in Subsidiaries | Airplan
Income tax:
Deferred income tax recognized	355,433
Investment in Subsidiaries | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	710,991
Tax Loss carry forwards
Income tax:
Increase (decrease) in deferred tax liability (asset)	(126,688)
Ending Balances	(126,688)
Tax Loss carry forwards | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(126,662)
Tax Loss carry forwards | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(26)
Others
Income tax:
Beginning Balances	255,237	134,822
Conversion revaluation effect	10,192	42,678
Increase (decrease) in deferred tax liability (asset)	25,434	77,737
Ending Balances	290,863	255,237
Others | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(7,576)	83,501
Others | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	$ 33,010	$ (5,764)